Bank Borrowing	12 Months Ended
Mar. 31, 2026
Bank Borrowing [Abstract]
BANK BORROWING

NOTE – 12 BANK BORROWING

Bank borrowing consisted of the following:

	Term of repayments	Annual interest rate	March 31, 2026	March 31, 2025

Term loan	5 years	4.25%	$38,103	$83,552
Term loan	5 years	7.75%	338,601	-
			$376,704	$83,552
Representing :-
Within 12 months			$108,059	$46,983
Over 1 year			268,645	36,569

			$376,704	$83,552

As of March 31, 2026 and March 31, 2025, bank borrowing was obtained from a financial institution in Singapore, which bear annual interest at fixed rate ranging from 4.25% to 7.75% and are repayable in 5 years.

The Company’s bank borrowing is guaranteed under personal guarantees from the directors, Eng Chye Koh and Joanna Hui Cheng Soh (resigned as a director on January 20, 2026), and a third party.